Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Rule One Fund - Founders Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%	7.94%	7.90%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	16.72%
Dow Jones Industrial Average Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	11.58%	12.82%